FINANCE EXPENSE (Table)	12 Months Ended
Jun. 30, 2025
Finance Expense [Abstract]
Finance expense

Amounts in R million	Note	2025	2024	2023

Interest on financial liabilities measured at amortised cost#		(1.5)	(1.5)	(1.4)
Unwinding of provision for environmental rehabilitation	11	(58.6)	(56.3)	(46.2)
Discount recognised on payments made under protest	25	(3.3)	(14.0)	(19.0)
Interest on lease liabilities#	10.2	(2.3)	(3.0)	(3.8)
Realised foreign exchange loss		—	(1.6)	—
Other finance expenses#		(7.7)	—	(0.3)
		(73.4)	(76.4)	(70.7)
Cash interest paid consists of items denoted above (#).